Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Commitments
Commitments

9. Commitments

In September 2010, the Company recorded restructuring charges of $0.2 million related to lease termination costs associated with vacating its laboratory space. The restructuring liability is included in accrued expenses in the balance sheet at December 31, 2010. All remaining payments were made by February 28, 2011.

The following table displays the restructuring activity and liability balances:

(In thousands)
Balance at December 31, 2010	$63
Payments	$(63)

Balance at June 30, 2011	$—

On January 14, 2011, the Company signed a sublease agreement for office space in Cambridge, Massachusetts that expires on July 31, 2011. Monthly rental payments under this sublease are $9,000 and the Company moved into the new space in February 2011. On July 15, 2011, the Company entered into an operating lease agreement to remain in the same Cambridge, Massachusetts location. The term of the lease is August 1, 2011 through July 31, 2014. Monthly rental payments under the new lease are approximately $15,000 for the first 12 months and approximately $16,000 for the 24 months thereafter.

7. Commitments

        On August 28, 2007, the Company signed a 24-month sublease agreement for office and laboratory space in Cambridge, Massachusetts. The sublease, which commenced on November 1, 2007 and contains no escalating rental payments, is charged to rent expense ratably over the lease period. On March 13, 2009, the Company signed a 24-month extension on the sublease through October 31, 2011. On January 14, 2011, the Company signed an agreement to terminate this sublease effective February 28, 2011.

        As of December 31, 2010, remaining minimum lease payments per the termination agreement are:

2011	$63

        Rent expense was $629 and $535 for the years ended December 31, 2009 and 2010, respectively.

        In September 2010, the Company recorded restructuring charges of $217 related to lease termination costs associated with vacating its laboratory space. The restructuring liability is included in accrued expenses in the balance sheet. All remaining payments were made by February 28, 2011.

        The following table displays the restructuring activity and liability balances:

Balance at December 31, 2009	$—
Charges	217
Payments	(154)

Balance at December 31, 2010	$63

        On January 14, 2011, the Company signed a sublease agreement for office space in Cambridge, Massachusetts that expires on July 31, 2011. Monthly rental payments under this sublease are $9 and the Company moved into the new space in February 2011.